UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item #1. Reports to Stockholders.

The E-Valuator Very Conservative RMS Fund
The E-Valuator Conservative RMS Fund
The E-Valuator Tactically Managed RMS Fund
The E-Valuator Moderate RMS Fund
The E-Valuator Growth RMS Fund
The E-Valuator Aggressive Growth RMS Fund (collectively, the
INDEX	“E-Valuator Funds”)

For the six months ended March 31, 2017 (unaudited)

Semi-Annual Report

THE E-VALUATOR FUNDS

The E-Valuator Very Conservative RMS Fund

The E-Valuator Conservative RMS Fund

The E-Valuator Tactically Managed RMS Fund

The E-Valuator Moderate RMS Fund

The E-Valuator Growth RMS Fund

The E-Valuator Aggressive Growth RMS Fund

Table of Contents
March 31, 2017

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2017 (unaudited)

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	33.73%
	CONVERTIBLE BOND	1.93%
5,911	SPDR Bloomberg Barclays Convertible Securities ETF		$ 284,319
	CORPORATE BOND	22.19%
5,756	iShares Global High Yield Corporate Bond ETF		284,059
27,722	SPDR Bloomberg Barclays Investment Grade
	Floating Rate ETF		851,897
27,107	SPDR BoFA Merrill Lynch Crossover Corporate
	Bond ETF		710,203
19,175	VanEck Vectors Fallen Angel High Yield Bond ETF		566,813
33,790	VanEck Vectors Investment Grade Floating
	Rate Bond ETF		851,508
			3,264,480
	LARGE CAP	0.98%
2,345	iShares Russell Top 200 Growth ETF		144,288
	MID-CAP	0.96%
1,381	Vanguard Mid-Cap Value ETF		140,751
	MUNICIPALS	1.92%
9,646	PowerShares Build America Bond ETF		283,207
	REAL ESTATE	0.94%
1,685	Vanguard REIT ETF		139,164
	SHORT TERM CORPORATE BOND	4.81%
8,875	Vanguard Short-Term Corporate Bond ETF		707,693
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $4,932,284)	33.73%	$ 4,963,902

	MUTUAL FUNDS	59.74%
	AGGREGATE BOND	25.08%
51,042	Baird Core Plus Bond Fund Institutional Class		$ 566,058
35,180	PIMCO Income Fund Institutional Class		430,602
52,736	Lord Abbett Bond-Debenture Fund Inc. Class R6		422,945
71,156	Voya Intermediate Bond Fund Class R6		711,561
131,289	Lord Abbett Short Duration Income Fund Class R6		564,544
50,657	PIMCO Low Duration Income Fund
	Institutional Class		428,050
53,096	Vanguard Short-Term Investment-Grade Fund
	Admiral Class		566,002
			3,689,762

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BANK LOANS	7.67%
61,101	Lord Abbett Floating Rate Fund Class R6		$ 563,966
69,256	Oppenheimer Senior Floating Rate Fund
	Institutional Class		564,433
			1,128,399
	BLEND LARGE CAP	1.93%
7,678	DFA US Large Company Portfolio Institutional Class		141,048
666	Vanguard Institutional Index Fund Institutional Class		143,183
			284,231
	CONVERTIBLE	1.93%
14,946	Franklin Convertible Securities Fund Class R6		283,528
	FOREIGN AGGREGATE BOND	1.93%
34,003	AB Global Bond Fund Inc Advisor Class		284,603
	FOREIGN GOVERNMENT BOND	2.89%
52,923	AB Income Fund Advisor Class		425,501
	GROWTH LARGE CAP	0.97%
2,281	Vanguard Growth Index Fund Admiral Class		142,831
	HIGH YIELD BOND	3.85%
32,087	AB High Income Fund Inc. Advisor Class		284,288
36,800	Lord Abbett High Yield Fund Class R6		281,523
			565,811
	INFLATION PROTECTED BOND	6.76%
65,214	AB Bond Inflation Strategy Portfolio Advisor Class		709,531
11,060	American Funds American Balanced Class R6		284,901
			994,432
	MODERATE ALLOCATION	1.92%
8,802	Vanguard Balance Index Fund Admiral Class		282,887
	REAL ESTATE	0.95%
4,034	DFA Real Estate Securities Portfolio Institutional Class		139,581
	THEMATIC SECTOR	0.97%
11,397	Northern Global Sustainability Index Fund
	Retail Class		143,494
	VALUE BROAD MARKET	0.99%
3,759	American Funds New Perspective Fund Class R6		145,541

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE LARGE CAP	1.90%
3,838	DFA U.S. Large Cap Value Portfolio Institutional Class		$ 138,837
3,772	Vanguard Value Index Fund Institutional Class		140,291
			279,128
	TOTAL MUTUAL FUNDS
	(Cost: $8,688,698)	59.74%	8,789,729

	MONEY MARKET FUNDS	6.28%
498,998	Federated Institutional Prime Obligation
	Fund Institutional Class 0.89%*		499,098
424,680	Vanguard Treasury Money Market Fund
	Institutional Class 0.54%*		424,680
	(Cost: $923,778)		923,778
	TOTAL INVESTMENTS	99.75%
	(Cost: $14,544,760)		14,677,409
	Other assets, net of liabilities	0.25%	36,195
	NET ASSETS	100.00%	$ 14,713,604
__________________
* Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2017 (unaudited)

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	31.06%
	CONVERTIBLE BOND	3.77%
40,686	SPDR Bloomberg Barclays Convertible Securities ETF		$ 1,956,997
	CORPORATE BOND	17.02%
19,882	iShares Global High Yield Corporate Bond ETF		981,177
48,019	SPDR Bloomberg Barclays Investment Grade
	Floating Rate ETF		1,475,624
112,599	SPDR BofA Merrill Lynch Crossover
	Corporate Bond ETF		2,950,094
449,765	VanEck Vectors Fallen Angel High Yield Bond ETF		1,471,053
77,884	VanEck Vectors Investment Grade Floating
	Rate Bond ETF		1,962,677
			8,840,625
	FINANCIAL	0.91%
9,960	Financial Select Sector SPDR ETF		236,351
3,916	Vanguard Financials ETF		236,800
			473,151
	MID-CAP	2.79%
3,252	iShares Morningstar Mid-Cap Value ETF		482,694
1,408	iShares Core S&P Mid-Cap ETF		241,078
1,737	SPDR S&P 400 Mid Cap Growth ETF		241,651
4,754	Vanguard Mid-Cap Value ETF		484,528
			1,449,951
	MUNICIPALS	0.94%
16,579	PowerShares Build America Bond Portfolio		486,759
	REAL ESTATE	0.92%
5,772	Vanguard REIT ETF		476,709
	SHORT TERM CORPORATE BOND	4.71%
30,721	Vanguard Short-Term Corporate Bond ETF		2,449,693
	TOTAL EXCHANGE TRADED FUNDS
	Cost: ($15,902,619)	31.06%	16,133,885

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	62.25%
	AGGREGATE BOND	18.92%
88,496	Baird Core Plus Bond Fund Institutional Class		$ 981,420
182,535	Lord Abbett Bond-Debenture Fund Inc. Class R6		1,463,933
340,930	Lord Abbett Short Duration Income Fund Class R6		1,466,000
174,943	PIMCO Low Duration Income Fund
	Institutional Class		1,478,266
121,618	PIMCO Income Fund Institutional Class		1,488,602
137,846	Vanguard Short-Term Investment-Grade
	Fund Admiral Class		1,469,438
147,922	Voya Intermediate Bond Fund Class R6		1,479,222
			9,826,881
	BANK LOANS	4.70%
158,686	Lord Abbett Floating Rate Fund Class R6		1,464,676
120,053	Oppenheimer Senior Floating Rate Fund
	Institutional Class		978,431
			2,443,107
	BLEND LARGE CAP	2.83%
5,901	Fidelity 500 Index Fund Retail Class		490,321
4,559	Vanguard Institutional Index Fund Institutional Class		980,768
			1,471,089
	BLEND MID CAP	0.47%
6,395	Vanguard Mid-Cap Index Fund Institutional Class		243,570
	BLEND SMALL CAP	0.93%
8,697	Vanguard Tax-Managed Small-Cap Fund
	Institutional Class		483,976
	CONVERTIBLE	2.82%
77,347	Franklin Convertible Securities Fund Class R6		1,467,278
	FOREIGN AGGREGATE BOND	1.90%
117,813	AB Global Bond Fund Inc Advisor Class		986,092
	FOREIGN BLEND	0.96%
39,625	DFA International Core Equity Institutional Class		496,109
	FOREIGN GOVERNMENT	1.88%
121,690	AB Income Fund Advisor Class		978,389
	FOREIGN GROWTH	0.96%
12,913	American Funds New Perspective Fund Class R6		499,980

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH BROAD MARKET	0.94%
16,709	American Funds AMCAP Fund Class R6		$ 486,567
	GROWTH MID CAP	0.47%
2,399	Janus Enterprise Fund Institutional Class		244,805
	GROWTH LARGE CAP	1.90%
15,803	Vanguard Growth Index Fund Admiral Class		989,449
	HIGH YIELD BOND	3.77%
110,835	AB High Income Fund Inc. Advisor Class		981,995
127,222	Lord Abbett High Yield Fund Class R6		973,245
			1,955,240
	INFLATION PROTECTED	3.77%
180,075	AB Bond Inflation Strategy Portfolio Advisor Class		1,959,212
	MODERATE ALLOCATION	5.67%
57,306	American Funds American Balanced Class R6		1,476,193
45,631	Vanguard Balanced Index Fund Admiral Class		1,466,579
			2,942,772
	REAL ESTATE	0.92%
13,832	DFA Real Estate Securities Portfolio Institutional Class		478,583
	THEMATIC SECTOR	0.95%
39,216	Northern Global Sustainability Index Fund
	Retail Class		493,725
	VALUE BROAD MARKET	0.95%
12,880	American Funds Investment Company of
	America Class R6		491,109
	VALUE LARGE CAP	6.54%
11,501	American Funds Washington Mutual Investors
	Fund Class R6		489,385
13,284	DFA U.S. Large Cap Value Portfolio Institutional Class		480,469
26,533	DFA U.S. Large Company Portfolio Institutional Class		487,415
52,167	Vanguard Value Index Fund Institutional Class		1,940,107
			3,397,376
	TOTAL MUTUAL FUNDS
	Cost: ($31,595,306)	62.25%	32,335,309

THE E-VALUATOR CONSERVATIVE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	6.53%
2,903,126	Federated Institutional Prime Obligation Fund
	Institutional Class 0.89% *		$ 2,903,707
489,951	Vanguard Treasury Money Market Fund
	Institutional Class 0.54% *		489,951
	Cost: ($3,393,631)		3,393,658
	TOTAL INVESTMENTS	99.84%
	Cost: ($50,891,556)	99.84%	51,862,852
	Other assets, net of liabilities	0.16%	83,162
	NET ASSETS	100.00%	$ 51,946,014
__________________
* Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2017 (unaudited)

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	95.43%
	GLOBAL ALLOCATION	55.68%
244,579	Deutsche Global Income Builder Fund Class R6		$ 2,303,930
190,117	Franklin Mutual Quest Fund Class R6		2,977,236
243,227	Northern Global Tactical Asset Allocation
	Fund Retail Class		3,018,449
			8,299,615
	MODERATE ALLOCATION	39.75%
48,630	American Funds Capital Income Builder Class R6		2,909,534
278,011	BlackRock Multi-Asset Income Portfolio
	Institutional Class		3,016,422
			5,925,956
	TOTAL MUTUAL FUNDS
	(Cost: $14,130,522)	95.43%	14,225,571
	MONEY MARKET FUND	4.37%
508,557	Federated Institutional Prime Obligation Fund
	Instutitional Class 0.89%*		508,658
143,270	Vanguard Treasury Money Market Fund
	Institutional Class 0.54%*		143,270
	(Cost: $651,864)		651,928
	TOTAL INVESTMENTS	99.80%
	(Cost: $14,782,386)		14,877,499
	Other assets, net of liabilites	0.20%	30,075
	NET ASSETS	100.00%	$ 14,907,574
__________________
* Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2017 (unaudited)

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	25.08%
	CONVERTIBLE BOND	1.91%
57,190	SPDR Bloomberg Barclays Convertible Securities ETF		$ 2,750,839
	CORPORATE BOND	4.76%
27,771	iShares Global High Yield Corporate Bond ETF		1,370,499
104,716	SPDR BofA Merrill Lynch Crossover corporate
	Bond ETF		2,743,559
92,550	VanEck Vectors Fallen Angel High Yield Bond ETF		2,735,778
			6,849,836
	EMERGING	0.48%
28,654	Schwab Emerging Markets Equity ETF		686,836
	FINANCIALS	2.75%
55,589	Financial Select Sector SPDR ETF		1,319,127
43,634	Vanguard Financials ETF		2,638,548
			3,957,675
	INTERNATIONAL	1.94%
70,782	Vanguard FTSE Developed Markets ETF		2,781,733
	MID-CAP	7.62%
18,234	iShares Morningstar Mid-Cap Value ETF		2,706,473
16,447	iShares Core S&P Mid-Cap ETF		2,816,055
19,556	SPDR S&P 400 Mid Cap Growth ETF		2,720,631
26,700	Vanguard Mid-Cap Value ETF		2,721,264
			10,964,423
	MUNICIPALS	0.95%
46,679	PowerShares Build America Bond ETF		1,370,495
	REAL ESTATE	1.85%
32,239	Vanguard REIT ETF		2,662,619
	SMALL CAP	2.82%
8,884	iShares S&P SmallCap 600 Growth ETF		1,359,963
6,404	SPDR S&P 600 Small Cap Growth ETF		1,362,067
13,043	Vanguard Russell 2000 Value ETF		1,338,342
			4,060,372
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $35,155,755)	25.08%	36,084,828

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	68.96%
	AGGREGATE BOND	5.73%
246,391	Barid Core Plus Bond Fund Institutional Class		$ 2,732,476
324,673	PIMCO Low Duration Income Fund
	Institutional Class		2,743,488
226,020	PIMCO Income Fund Institutional Class		2,766,481
			8,242,445
	BANK LOANS	3.79%
295,205	Lord Abbett Floating Rate Fund Class R6		2,724,746
334,922	Oppenheimer Senior Floating Rate Fund
	Institutional Class		2,729,612
			5,454,358
	BLEND LARGE CAP	7.61%
156,596	DFA US Large Company Portfolio Institutional Class		2,876,669
49,472	Fidelity 500 Index Fund Retail Class		4,110,620
18,410	Vanguard Institutional Index Fund Institutional Class		3,960,577
			10,947,866
	BLEND MID CAP	1.83%
69,234	Vanguard Mid-Cap Index Fund Institutional Class		2,637,131
	BLEND SMALL CAP	0.94%
24,394	Vanguard Tax-Managed Small-Cap Fund
	Institutional Class		1,357,530
	CONVERTIBLE	2.86%
216,891	Franklin Convertible Securities Fund Class R6		4,114,415
	EMERGING MARKET STOCK	0.49%
32,857	DFA Emerging Markets Small Cap Portfolio
	Institutional Class		699,853
	FOREIGN AGGREGATE BOND	0.96%
164,159	AB Global Bond Fund Inc Advisor Class		1,374,011
	FOREIGN BLEND	1.93%
221,622	DFA International Core Equity Institutional Class		2,774,702
	FOREIGN GOVERNMENT	0.95%
169,855	AB Income Fund Advisor Class		1,365,636
	FOREIGN GROWTH	1.96%
29,581	American Funds EuroPacific Growth Fund Class R6		1,457,172
17,874	Vanguard International Growth Fund Admiral Class		1,355,949
			2,813,121

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH BROAD MARKET	3.80%
187,894	American Funds AMCAP Fund Class R6		$ 5,471,475
	GROWTH LARGE CAP	5.76%
132,342	Vanguard Growth Index Fund Admiral Class		8,285,930
	GROWTH MID CAP	1.91%
26,970	Janus Enterprise Fund Institutional Class		2,752,023
	HIGH YIELD BOND	1.90%
154,310	AB High Income Fund Inc. Advisor Class		1,367,189
177,775	Lord Abbett High Yield Fund Class R6		1,359,980
			2,727,169
	INFLATION PROTECTED	1.90%
251,188	AB Bond Inflation Strategy Portfolio Advisor Class		2,732,926
	MODERATE ALLOCATION	6.66%
219,147	American Funds American Balanced Class R6		5,645,237
122,658	Vanguard Balanced Index Fund Admiral Class		3,942,215
			9,587,452
	REAL ESTATE	1.86%
77,238	DFA Real Estate Securities Portfolio Institutional Class		2,672,444
	THEMATIC SECTOR	1.92%
219,134	Northern Global Sustainability Index Fund Retail Class		2,758,895
	VALUE BROAD MARKET	3.85%
72,183	American Funds New Perspective Fund Retail Class		2,794,909
72,043	American Funds Investment Company of
	America Class R6		2,746,981
			5,541,890
	VALUE LARGE CAP	9.41%
64,279	American Funds Washington Mutual Investors
	Fund Class R6		2,735,085
149,073	DFA U.S. Large Cap Value Portfolio Institutional Class		5,391,985
145,640	Vanguard Value Index Fund Institutional Class		5,416,349
			13,543,419
	VALUE SMALL CAP	0.94%
45,870	Vanguard Small-Cap Value Index Fund
	Institutional Class		1,353,622
	TOTAL MUTUAL FUNDS
	(Cost: $94,798,755)	68.96%	99,208,313

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	5.84%
7,034,420	Federated Institutional Prime Obligation Fund
	Institutional Class 0.89% *		$ 7,035,400
1,368,723	Vanguard Treasury Money Market Fund
	Institutional Class 0.54% *		1,368,723
	(Cost: $8,404,123)		8,404,123
	TOTAL INVESTMENTS	99.88%
	(Cost: $138,358,633)		143,697,264
	Other assets, net of liabilites	0.12%	176,626
	NET ASSETS	100.00%	$ 143,873,890
__________________
* Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2017 (unaudited)

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	33.91%
	CONVERTIBLE BOND	1.95%
79,318	SPDR Bloomberg Barclays Convertible Securities ETF		$ 3,815,196
	CORPORATE BOND	1.94%
72,363	SPDR BofA Merrill Lynch Crossover Corporate
	Bond ETF		1,895,911
64,180	VanEck Vectors Fallen Angel High Yield Bond ETF		1,897,161
			3,793,072
	EMERGING	0.98%
80,334	Schwab Emerging Markets Equity ETF		1,925,606
	FINANCIAL	1.88%
77,689	Financial Select Sector SPDR ETF		1,843,560
30,476	Vanguard Financials ETF		1,842,884
			3,686,444
	INTERNATIONAL	3.97%
35,996	iShares MSCI EAFE Small-Cap ETF		1,948,823
98,974	Vanguard FTSE Developed Markets ETF		3,889,678
29,693	WisdomTree International SmallCap
	Dividend Fund ETF		1,944,001
			7,782,502
	LARGE CAP	3.97%
62,303	iShares Russell Top 200 Growth ETF		3,833,504
34,698	SPDR S&P 500 Growth ETF		3,945,510
			7,779,014
	MID-CAP	12.53%
37,923	iShares Morningstar Mid-Cap Value ETF		5,628,911
33,573	iShares Core S&P Mid-Cap ETF		5,748,369
40,591	SPDR S&P 400 Mid Cap Growth ETF		5,647,020
73,904	Vanguard Mid-Cap Value ETF		7,532,296
			24,556,596
	MUNICIPALS	0.97%
64,432	PowerShares Build America Bond ETF		1,891,724
	REAL ESTATE	0.94%
22,240	Vanguard REIT ETF		1,836,802

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SMALL CAP	4.78%
18,490	iShares S&P SmallCap 600 Growth ETF		$ 2,830,449
13,312	SPDR S&P 600 Small Cap Growth ETF		2,831,329
36,120	Vanguard Russell 2000 Value ETF		3,706,273
			9,368,051
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $ 62,710,583)	33.91%	66,435,007

	MUTUAL FUNDS	62.04%
	AGGREGATE BOND	2.90%
170,270	Baird Core Plus Bond Fund Institutional Class		1,888,293
310,609	PIMCO Income Fund Institutional Class		3,801,856
			5,690,149
	BLEND LARGE CAP	7.74%
212,098	DFA US Large Company Portfolio Institutional Class		3,896,246
68,500	Fidelity 500 Index Fund Retail Class		5,691,689
25,898	Vanguard Institutional Index Fund Institutional Class		5,571,423
			15,159,358
	BLEND MID CAP	2.84%
145,962	Vanguard Mid-Cap Index Fund Institutional Class		5,559,697
	BLEND SMALL CAP	2.88%
101,408	Vanguard Tax-Managed Small-Cap Fund
	Institutional Class		5,643,371
	CONVERTIBLE	1.94%
200,512	Franklin Convertible Securities Fund Class R6		3,803,714
	EMERGING MARKET STOCK	0.99%
91,610	DFA Emerging Markets Small Cap Portfolio
	Institutional Class		1,951,283
	FOREIGN AGGREGATE BOND	0.97%
227,133	AB Global Bond Fund Inc Advisor Class		1,901,105
	FOREIGN BLEND	2.97%
464,747	DFA International Core Equity Institutional Class		5,818,635
	FOREIGN GOVERNMENT BOND	0.97%
235,804	AB Income Fund Advisor Class		1,895,864

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN GROWTH	4.01%
60,989	American Funds EuroPacific Growth Fund Class R6		$ 3,004,314
32,450	MFS International New Discovery Fund Class R6		978,686
24,281	Oppenheimer International Small-Mid Company
	Fund Instiutional Class		977,300
38,119	Vanguard International Growth Fund Admiral Class		2,891,736
			7,852,036
	GROWTH BROAD MARKET	2.90%
195,512	American Funds AMCAP Fund Class R6		5,693,302
	GROWTH LARGE CAP	2.87%
89,762	Vanguard Growth Index Fund Admiral Class		5,619,984
	GROWTH MID CAP	3.89%
74,613	Janus Enterprise Fund Institutional Class		7,613,554
	HIGH YIELD BOND	1.93%
213,864	AB High Income Fund Inc. Advisor Class		1,894,838
246,505	Lord Abbett High Yield Fund Class R6		1,885,763
			3,780,601
	MODERATE ALLOCATION	1.94%
147,563	American Funds American Balanced Class R6		3,801,229
	REAL ESTATE	0.94%
53,281	DFA Real Estate Securities Portfolio Institutional Class		1,843,508
	THEMATIC SECTOR	2.93%
455,848	Northern Global Sustainability Index Fund Retail Class		5,739,128
	VALUE BROAD MARKET	4.92%
150,448	American Funds New Perspective Fund Class R6		5,825,328
99,890	American Funds Investment Company of
	America Class R6		3,808,792
			9,634,120
	VALUE LARGE CAP	9.59%
88,847	American Funds Washington Mutual Investors
	Fund Class R6		3,780,449
103,389	DFA U.S. Large Cap Value Portfolio Instutitonal Class		3,739,589
303,012	Vanguard Value Index Fund Institutional Class		11,269,024
			18,789,062

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE SMALL CAP	1.92%
127,200	Vanguard Small-Cap Value Index Fund
	Institutional Class		$ 3,753,665
	TOTAL MUTUAL FUNDS
	(Cost: $113,193,147)	62.04%	121,543,365
	MONEY MARKET FUNDS	3.97%
5,882,632	Federated Institutional Prime Obligation
	Fund Institutional Class 0.89%*		5,883,497
1,898,294	Vanguard Treasury Money Market Fund
	Institutional Class 0.54%*		1,898,294
	(Cost: $7,782,103)		7,781,791
	TOTAL INVESTMENTS	99.92%
	(Cost: $183,685,833)		195,760,163
	Other assets, net of liabilities	0.08%	166,836
	NET ASSETS	100.00%	$ 195,926,999
__________________
* Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2017 (unaudited)

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited)

Number of Shares	Security Description	%of Net Assets	Fair Value

	EXCHANGE TRADED FUNDS	38.70%
	CONVERTIBLE BOND	0.94%
10,419	SPDR Bloomberg Barclays Convertible Securties ETF		$ 501,154
	CORPORATE BOND	0.94%
16,873	VanEck Vectors Fallen Angel High Yield Bond ETF		498,766
	EMERGING	1.90%
42,246	Schwab Emerging Markets Equity ETF		1,012,637
	FINANCIAL	0.91%
7,996	Vanguard Financials ETF		483,518
	INTERNATIONAL	6.23%
18,898	iShares MSCI EAFE Small-Cap ETF		1,023,138
38,968	Vanguard FTSE Developed Markets ETF		1,531,442
11,690	WisdomTree International SmallCap Dividend Fund ETF		765,344
			3,319,924
	LARGE CAP	0.15%
702	SPDR S&P 500 Growth ETF		79,824
	MID-CAP	17.91%
13,288	iShares Morningstar Mid-Cap Value ETF		1,972,338
15,333	iShares Core S&P Mid-Cap ETF		2,625,316
17,772	SPDR S&P 400 Mid Cap Growth ETF		2,472,441
24,268	Vanguard Mid-Cap Value ETF		2,473,395
			9,543,490
	REAL ESTATE	0.45%
2,929	Vanguard REIT ETF		241,906
	SMALL CAP	9.27%
12,963	iShares S&P SmallCap 600 Growth ETF		1,984,376
6,999	SPDR S&P 600 Small Cap Growth ETF		1,488,617
14,259	Vanguard Russell 2000 Value ETF		1,463,116
			4,936,109
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $19,493,546)	38.70%	20,617,328

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number of Shares	Security Description	% of Net Assets	Fair Value

	MUTUAL FUNDS	54.06%
	AGGREGATE BOND	1.87%
44,734	Baird Core Plus Bond Fund Institutional Class		$ 496,098
40,797	PIMCO Income Fund Institutional Class		499,350
			995,448
	BLEND LARGE CAP	3.73%
56,122	DFA US Large Company Portfolio Instutitional Class		1,030,952
5,992	Fidelity 500 Index Fund Retail Class		497,896
2,129	Vanguard Institutional Index Fund Instutional Class		458,008
			1,986,856
	BLEND MID CAP	3.43%
47,996	Vanguard Mid-Cap Index Fund Institutional Class		1,828,184
	BLEND SMALL CAP	6.50%
62,145	Vanguard Tax-Managed Small-Cap Fund
	Instiuttional Class		3,458,392
	EMERGING MARKET STOCK	1.92%
48,124	DFA Emerging Markets Small Cap Portfolio
	Institutional Class		1,025,033
	FOREIGN BLEND	3.82%
162,571	DFA International Core Equity Instiutional Class		2,035,394
	FOREIGN GROWTH	6.29%
20,898	American Funds EuroPacific Growth Fund Class R6		1,029,454
8,513	MFS International New Discovery Fund Class R6		256,749
12,736	Oppenheimer Interntional Small-Mid Company
	Fund Institutional Class		512,640
20,430	Vanguard International Growth Fund Admiral Class		1,549,805
			3,348,648
	GROWTH BROAD MARKET	3.74%
68,419	American Funds AMCAP Fund Class R6		1,992,362
	GROWTH LARGE CAP	1.73%
14,758	Vanguard Growth Index Fund Admiral Class		923,988
	GROWTH MID CAP	3.75%
19,579	Janus Enterprise Fund Institutional Class		1,997,845
	REAL ESTATE	0.46%
7,019	DFA Real Estate Securities Portfolio
	Institutional Class		242,843

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of March 31, 2017 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	THEMATIC SECTOR	2.83%
119,641	Northern Global Sustainability Index Fund
	Retail Class		$ 1,506,275
	VALUE BROAD MARKET	4.74%
39,468	American Funds New Perspective Fund R6 Class		1,528,196
26,213	American Funds Investment Company of
	America Class R6		999,504
			2,527,700
	VALUE LARGE CAP	5.55%
17,489	American Funds Washington Mutual Investors
	Fund Class R6		744,147
20,355	DFA U.S. Large Cap Value Portfolio Institutional Class		736,258
39,732	Vanguard Value Index Fund Institutional Class		1,477,618
			2,958,023
	VALUE SMALL CAP	3.70%
68,861	Vanguard Small-Cap Value Index Fund
	Institutional Class		1,973,057
	TOTAL MUTUAL FUNDS
	(Cost: $26,614,077)	54.06%	28,800,048
	MONEY MARKET FUNDS	7.14%
3,307,088	Federated Institutional Prime Obligation Fund
	Instutitional Class 0.89% *		3,307,749
498,292	Vanguard Treasury Money Market Fund
	Institutional Class 0.54% *		498,292
	(Cost: $3,805,774)		3,806,041
	TOTAL INVESTMENTS	99.90%
	(Cost: $49,913,397)		53,223,417
	Other assets, net of liabilities	0.10%	52,308
	NET ASSETS	100.00%	$ 53,275,725
__________________
* Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Assets & Liabilities
March 31, 2017 (unaudited)

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value (identified cost of $14,544,760,
$50,891,556, $14,782,386, $138,358,633,
$183,685,833 and $49,913,397
respectively) (Note 1)	$14,677,409	$51,862,852	$14,877,499
Receivable for capital stock sold	2,802	18,464	4,830
Dividends and interest receivable	23,521	61,805	12,315
Prepaid expenses	18,491	26,361	18,993
TOTAL ASSETS	14,722,223	51,969,482	14,913,637

LIABILITIES
Due to custodian	2,238	—	—
Payable for securities purchased	—	—	—
Payable for capital stock redeemed	275	2,215	—
Accrued investment advisory fees	4,748	15,548	4,542
Accrued 12b-1 fees	—	1,804	—
Accrued administration, transfer agent and
accounting fees	1,358	2,558	986
Other accrued expenses	—	1,343	535
TOTAL LIABILITIES	8,619	23,468	6,063
NET ASSETS	$14,713,604	$51,946,014	$14,907,574

Net Assets Consist of:
Paid In Capital	$14,467,187	$50,207,199	$14,304,132
Accumulated undistributed net investment
income (loss)	84,097	387,223	243,662
Accumulated net realized gain (loss) on investments	29,671	380,296	264,667
Net unrealized appreciation (depreciation)
of investments	132,649	971,296	95,113
Net Assets	$14,713,604	$51,946,014	$14,907,574

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE

Service Class Shares:*
Net Assets	$12,252,810	$42,518,214	$13,033,661
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	1,199,639	4,099,751	1,249,239
Net Asset Value, Offering and
Redemption Price Per Share	$10.21	$10.37	$10.43

R4 Class Shares:*
Net Assets	$2,460,794	$9,427,800	$1,873,913
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	241,109	908,473	178,856
Net Asset Value, Offering and
Redemption Price Per Share	$10.21	$10.38	$10.48

__________________
*	Prior to March 27, 2017, Service Class Shares and R4 Class Shares were named Institutional Class Shares and Investor Class Shares, respectively.
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Assets & Liabilities
March 31, 2017 (unaudited) — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value (identified cost of $14,544,760,
$50,891,556, $14,782,386, $138,358,633,
$183,685,833 and $49,913,397
respectively) (Note 1)	$143,697,264	$195,760,163	$53,223,417
Receivable for capital stock sold	64,796	64,237	29,224
Dividends and interest receivable	121,308	104,958	16,915
Prepaid expenses	56,152	85,345	28,353
TOTAL ASSETS	143,939,520	196,014,703	53,297,909

LIABILITIES
Due to custodian	—	—	—
Payable for securities purchased	6,492	—	—
Payable for capital stock redeemed	—	9,755	2,144
Accrued investment advisory fees	43,129	59,610	15,897
Accrued 12b-1 fees	5,588	—	—
Accrued administration, transfer agent and
accounting fees	4,802	11,435	1,995
Other accrued expenses	5,619	6,904	2,148
TOTAL LIABILITIES	65,630	87,704	22,184
NET ASSETS	$143,873,890	$195,926,999	$53,275,725

Net Assets Consist of:
Paid In Capital	$134,446,615	$178,203,492	$48,686,558
Accumulated undistributed net investment
income (loss)	1,274,173	1,613,289	321,192
Accumulated net realized gain (loss) on investments	2,814,471	4,035,888	957,955
Net unrealized appreciation (depreciation)
of investments	5,338,631	12,074,330	3,310,020
Net Assets	$143,873,890	$195,926,999	$53,275,725

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE

Service Class Shares:*
Net Assets	$118,082,266	$171,062,156	$45,291,327
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	10,961,343	15,523,592	4,058,913
Net Asset Value, Offering and
Redemption Price Per Share	$10.77	$11.02	$11.16

R4 Class Shares:*
Net Assets	$25,791,624	$24,864,843	$7,984,398
Shares Outstanding (unlimited number of
shares of beneficial interest authorized
without par value)	2,393,393	2,253,614	714,211
Net Asset Value, Offering and
Redemption Price Per Share	$10.78	$11.03	$11.18

__________________
*	Prior to March 27, 2017, Service Class Shares and R4 Class Shares were named Institutional Class Shares and Investor Class Shares, respectively.

THE E-VALUATOR FUNDS
Statements of Operations
For the six months ended March 31, 2017 (unaudited)

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$225,122	$763,084	$343,822
Interest	1,057	3,816	1,811
Total investment income	226,179	766,900	345,633
EXPENSES
Contractual Investment advisory fees (Note 2)	37,451	113,732	31,993
12b-1 fees R4 Class Shares (Note 2)	5,562	20,560	4,132
Recordkeeping and administrative services (Note 2)	3,685	10,243	2,895
Accounting fees (Note 2)	2,940	9,178	2,549
Custodian fees	3,358	4,797	2,668
Transfer agent fees (Note 2)	1,660	4,183	1,364
Professional fees	3,813	12,427	3,261
Filing and registration fees	5,185	7,364	4,952
Trustee fees	397	1,323	382
Compliance fees	757	2,311	705
Shareholder reports (Note 2)	2,585	2,297	1,480
Shareholder servicing (Note 2)
Service class	2,914	3,969	947
R4 class	3,337	12,336	2,594
Exchange fee	1,200	1,200	1,200
Other	2,838	9,270	3,135
Total expenses	77,682	215,190	64,257
Voluntary fee waivers (Note 2)	(7,490)	(22,746)	(6,399)
Net expenses	70,192	192,444	57,858
Net investment income (loss)	155,987	574,456	287,775
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	(6,344)	217,444	252,942
Distributions of long-term realized gains from
other investment companies	39,247	184,923	51,079
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	22,969	151,391	(172,659)
Net realized and unrealized gain (loss)
on investments	55,872	553,758	131,362
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$211,859	$1,128,214	$419,137

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Operations
For the six months ended March 31, 2017 (unaudited) — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$1,895,635	$2,233,446	$472,614
Interest	13,508	18,153	8,122
Total investment income	1,909,143	2,251,599	480,736
EXPENSES
Contractual Investment advisory fees (Note 2)	296,561	416,866	100,806
12b-1 fees R4 Class Shares (Note 2)	53,161	60,493	14,918
Recordkeeping and administrative services (Note 2)	25,725	36,169	8,335
Accounting fees (Note 2)	21,949	35,560	7,540
Custodian fees	12,098	14,062	5,483
Transfer agent fees (Note 2)	10,929	15,213	4,206
Professional fees	31,734	44,214	9,776
Filing and registration fees	10,259	12,184	5,879
Trustee fees	3,435	4,951	1,116
Compliance fees	6,296	9,285	1,963
Shareholder reports (Note 2)	4,684	6,524	1,730
Shareholder servicing (Note 2)
Service class	3,195	3,340	965
R4 class	31,897	36,296	9,146
Exchange fee	1,200	1,200	1,200
Other	19,544	24,790	6,696
Total expenses	532,667	721,147	179,759
Voluntary fee waivers (Note 2)	(59,312)	(83,373)	(20,161)
Net expenses	473,355	637,774	159,598
Net investment income (loss)	1,435,788	1,613,825	321,138
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	2,041,382	2,965,684	772,835
Distributions of long-term realized gains from
other investment companies	775,991	1,015,127	185,238
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	2,117,548	6,107,870	1,913,471
Net realized and unrealized gain (loss)
on investments	4,934,921	10,088,681	2,871,544
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$6,370,709	$11,702,506	$3,192,682

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets

	The	The
	E-Valuator	E-Valuator	The
	Very	Very	E-Valuator
	Conservative	Conservative	Conservative
	RMS Fund	RMS Fund	RMS Fund
	For the		For the
	six months ended	For the period	six months ended
	March 31, 2017	May 26, 2016* to	March 31, 2017
	(unaudited)	September 30, 2016	(unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$155,987	$35,844	$574,456
Net realized gain (loss) on investments
and distributions of long-term realized
gains from other investment
companies	32,903	9,181	402,367
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	22,969	109,680	151,391
Increase (decrease) in net assets from
operations	211,859	154,705	1,128,214
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(83,899)	—	(296,351)
R4 Class	(23,835)	—	(102,327)
Net realized gain
Service Class	(8,876)	—	(51,422)
R4 Class	(3,537)	—	(25,127)
Decrease in net assets from distributions	(120,147)	—	(475,227)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	7,007,321	8,826,021	24,245,809
R4 Class	3,149,072	9,882,092	6,269,641
Distributions reinvested
Service Class	92,775	—	347,773
R4 Class	27,372	—	127,454
Shares redeemed
Service Class	(3,791,359)	(42,390)	(6,170,792)
R4 Class	(7,774,705)	(2,909,012)	(22,674,588)
Increase (decrease) in net assets from
capital stock transactions	(1,289,524)	15,756,711	2,145,297
NET ASSETS
Increase (decrease) during period	(1,197,812)	15,911,416	2,798,284
Beginning of period	15,911,416	—	49,147,730
End of period**	$14,713,604	$15,911,416	$51,946,014
**Includes undistributed net investment
income (loss) of:	$84,097	$35,844	$387,223

__________________
*	Inception date
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Tactically	Tactically
	Conservative	Managed	Managed
	RMS Fund	RMS Fund	RMS Fund
		For the
	For the period	six months ended	For the period
	May 26, 2016* to	March 31, 2017	May 26, 2016* to
	September 30, 2016	(unaudited)	September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$211,445	$287,775	$93,525
Net realized gain (loss) on investments
and distributions of long-term realized
gains from other investment
companies	54,478	304,021	1,176
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	819,905	(172,659)	267,772
Increase (decrease) in net assets from
operations	1,085,828	419,137	362,473
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	—	(127,025)	—
R4 Class	—	(10,613)	—
Net realized gain
Service Class	—	(33,696)	—
R4 Class	—	(6,834)	—
Decrease in net assets from distributions	—	(178,168)	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	23,544,727	7,912,375	5,760,920
R4 Class	46,302,511	1,258,959	12,869,721
Distributions reinvested
Service Class	—	160,721	—
R4 Class	—	17,447	—
Shares redeemed
Service Class	(110,156)	(1,078,422)	(8,584)
R4 Class	(21,675,180)	(7,560,787)	(5,028,218)
Increase (decrease) in net assets from
capital stock transactions	48,061,902	710,293	13,593,839
NET ASSETS
Increase (decrease) during period	49,147,730	951,262	13,956,312
Beginning of period	—	13,956,312	—
End of period**	$49,147,730	$14,907,574	$13,956,312
**Includes undistributed net investment
income (loss) of:	$211,445	$243,662	$93,525

__________________
*	Inception date
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets

	The	The	The
	E-Valuator	E-Valuator	E-Valuator
	Moderate	Moderate	Growth
	RMS Fund	RMS Fund	RMS Fund
	For the		For the
	six months ended	For the period	six months ended
	March 31, 2017	May 26, 2016* to	March 31, 2017
	(unaudited)	September 30, 2016	(unaudited)

Increase (decrease) in Net Asset
OPERATIONS
Net investment income (loss)	$1,435,788	$733,429	$1,613,825
Net realized gain (loss) on investments
and distributions of long-term realized
gains from other investment
companies	2,817,373	225,888	3,980,811
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments	2,117,548	3,221,083	6,107,870
Increase (decrease) in net assets from
operations	6,370,709	4,180,400	11,702,506
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(665,096)	—	(792,187)
R4 Class	(229,948)	—	(131,895)
Net realized gain
Service Class	(151,008)	—	(275,930)
R4 Class	(77,782)	—	(101,135)
Decrease in net assets from distributions	(1,123,834)	—	(1,301,147)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	67,229,055	56,774,086	88,715,618
R4 Class	9,100,970	119,210,430	9,412,605
Distributions reinvested
Service Class	816,104	—	1,068,118
R4 Class	307,730	—	233,031
Shares redeemed
Service Class	(10,481,689)	(476,019)	(11,991,703)
R4 Class	(53,109,465)	(54,924,587)	(79,864,405)
Increase (decrease) in net assets from
capital stock transactions	13,862,705	120,583,910	7,573,264
NET ASSETS
Increase (decrease) during period	19,109,580	124,764,310	17,974,623
Beginning of period	124,764,310	—	177,952,376
End of period**	$143,873,890	$124,764,310	$195,926,999
**Includes undistributed net investment
income (loss) of:	$1,274,173	$733,429	$1,613,289

__________________
*	Inception date
See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Aggressive	Aggressive
	Growth	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund
		For the
	For the period	six months ended	For the period
	May 26, 2016* to	March 31, 2017	May 26, 2016* to
	September 30, 2016	(unaudited)	September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$923,546	$321,138	$153,472
Net realized gain (loss) on investments
and distributions of long-term realized
gains from other investment
companies	432,142	958,073	87,531
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments	5,966,460	1,913,471	1,396,549
Increase (decrease) in net assets from
operations	7,322,148	3,192,682	1,637,552
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	—	(142,471)	—
R4 Class	—	(10,947)	—
Net realized gain
Service Class	—	(66,427)	—
R4 Class	—	(21,222)	—
Decrease in net assets from distributions	—	(241,067)	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	85,506,574	31,449,937	12,801,241
R4 Class	174,482,830	3,999,557	36,403,136
Distributions reinvested
Service Class	—	208,898	—
R4 Class	—	32,169	—
Shares redeemed
Service Class	(1,015,993)	(1,271,075)	(419,410)
R4 Class	(88,343,183)	(21,982,067)	(12,535,828)
Increase (decrease) in net assets from
capital stock transactions	170,630,228	12,437,419	36,249,139
NET ASSETS
Increase (decrease) during period	177,952,376	15,389,034	37,886,691
Beginning of period	—	37,886,691	—
End of period**	$177,952,376	$53,275,725	$37,886,691
**Includes undistributed net investment
income (loss) of:	$923,546	$321,192	$153,472

__________________
*	Inception date
See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.15		$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.03
Net realized and unrealized gain
(loss) on investments	0.04		0.12
Total from investment activities	0.14		0.15
Distributions
Net investment income	(0.07)		—
Net realized gain	(0.01)		—
Total distributions	(0.08)		—
Net asset value, end of period	$10.21		$10.15
Total Return	1.36	%***	1.50	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.84	%**	0.84	%**
Expenses net of voluntary fee waiver	0.75	%**	0.68	%**
Net investment income (loss)(C)	1.95	%**	0.94	%**
Portfolio turnover rate	138.76	%***	12.66	%***
Net assets, end of period (000's)	$12,253		$8,834

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Anualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.13		$10.00
Investment activities
Net investment income (loss)(A)	0.08		0.02
Net realized and unrealized gain
(loss) on investments	0.06		0.11
Total from investment activities	0.14		0.13
Distributions
Net investment income	(0.05)		—
Net realized gain	(0.01)		—
Total distributions	(0.06)		—
Net asset value, end of period	$10.21		$10.13
Total Return	1.36	%***	1.30	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.19	%**	1.09	%**
Expenses net of voluntary fee waiver	1.10	%**	0.93	%**
Net investment income (loss)(C)	1.67	%**	0.69	%**
Portfolio turnover rate	138.76	%***	12.66	%***
Net assets, end of period (000's)	$2,461		$7,078

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized
See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.25		$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.05
Net realized and unrealized gain
(loss) on investments	0.11		0.20
Total from investment activities	0.23		0.25
Distributions
Net investment income	(0.09)		—
Net realized gain	(0.02)		—
Total distributions	(0.11)		—
Net asset value, end of period	$10.37		$10.25
Total Return	2.20	%***	2.50	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.73	%**	0.80	%**
Expenses net of voluntary fee waiver	0.64	%**	0.64	%**
Net investment income (loss)(C)	2.40	%**	1.54	%**
Portfolio turnover rate	93.11	%***	10.57	%***
Net assets, end of period (000's)	$42,518		$23,476

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized
See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.24		$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.05
Net realized and unrealized gain
(loss) on investments	0.12		0.19
Total from investment activities	0.22		0.24
Distributions
Net investment income	(0.06)		—
Net realized gain	(0.02)		—
Total distributions	(0.08)		—
Net asset value, end of period	$10.38		$10.24
Total Return	2.14	%***	2.40	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.11	%**	1.05	%**
Expenses net of voluntary fee waiver	1.02	%**	0.89	%**
Net investment income (loss)(C)	2.02	%**	1.29	%**
Portfolio turnover rate	93.11	%***	10.57	%***
Net assets, end of period (000's)	$9,428		$25,671

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.28		$10.00
Investment activities
Net investment income (loss)(A)	0.21		0.08
Net realized and unrealized gain
(loss) on investments	0.08		0.20
Total from investment activities	0.29		0.28
Distributions
Net investment income	(0.11)		—
Net realized gain	(0.03)		—
Total distributions	(0.14)		—
Net asset value, end of period	$10.43		$10.28
Total Return	2.91	%***	2.80	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.81	%**	0.88	%**
Expenses net of voluntary fee waiver	0.72	%**	0.72	%**
Net investment income (loss)(C)	4.12	%**	2.17	%**
Portfolio turnover rate	73.82	%***	2.07	%***
Net assets, end of period (000's)	$13,034		$5,764

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.26		$10.00
Investment activities
Net investment income (loss)(A)	0.20		0.07
Net realized and unrealized gain
(loss) on investments	0.10		0.19
Total from investment activities	0.30		0.26
Distributions
Net investment income	(0.05)		—
Net realized gain	(0.03)		—
Total distributions	(0.08)		—
Net asset value, end of period	$10.48		$10.26
Total Return	2.92	%***	2.60	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.20	%**	1.13	%**
Expenses net of voluntary fee waiver	1.11	%**	0.97	%**
Net investment income (loss)(C)	3.81	%**	1.92	%**
Portfolio turnover rate	73.82	%***	2.07	%***
Net assets, end of period (000's)	$1,874		$8,192

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.37		$10.00
Investment activities
Net investment income (loss)(A)	0.12		0.07
Net realized and unrealized gain
(loss) on investments	0.38		0.30
Total from investment activities	0.50		0.37
Distributions
Net investment income	(0.08)		—
Net realized gain	(0.02)		—
Total distributions	(0.10)		—
Net asset value, end of period	$10.77		$10.37
Total Return	4.85	%***	3.70	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.66	%**	0.78	%**
Expenses net of voluntary fee waiver	0.57	%**	0.62	%**
Net investment income (loss)(C)	2.31	%**	1.99	%**
Portfolio turnover rate	69.61	%***	12.39	%***
Net assets, end of period (000's)	$118,082		$56,321

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.36		$10.00
Investment activities
Net investment income (loss)(A)	0.08		0.06
Net realized and unrealized gain
(loss) on investments	0.41		0.30
Total from investment activities	0.49		0.36
Distributions
Net investment income	(0.05)		—
Net realized gain	(0.02)		—
Total distributions	(0.07)		—
Net asset value, end of period	$10.78		$10.36
Total Return	4.78	%***	3.60	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.06	%**	1.03	%**
Expenses net of voluntary fee waiver	0.97	%**	0.87	%**
Net investment income (loss)(C)	1.91	%**	1.74	%**
Portfolio turnover rate	69.61	%***	12.39	%***
Net assets, end of period (000's)	$25,792		$68,443

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.44		$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.06
Net realized and unrealized gain
(loss) on investments	0.56		0.38
Total from investment activities	0.66		0.44
Distributions
Net investment income	(0.06)		—
Net realized gain	(0.02)		—
Total distributions	(0.08)		—
Net asset value, end of period	$11.02		$10.44
Total Return	6.39	%***	4.40	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.68	%**	0.78	%**
Expenses net of voluntary fee waiver	0.59	%**	0.62	%**
Net investment income (loss)(C)	1.85	%**	1.74	%**
Portfolio turnover rate	52.41	%***	14.33	%***
Net assets, end of period (000's)	$171,062		$84,635

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.43		$10.00
Investment activities
Net investment income (loss)(A)	0.08		0.05
Net realized and unrealized gain
(loss) on investments	0.57		0.38
Total from investment activities	0.65		0.43
Distributions
Net investment income	(0.03)		—
Net realized gain	(0.02)		—
Total distributions	(0.05)		—
Net asset value, end of period	$11.03		$10.43
Total Return	6.25	%***	4.30	%***

Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.07	%**	1.03	%**
Expenses net of voluntary fee waiver	0.98	%**	0.87	%**
Net investment income (loss)(C)	1.45	%**	1.49	%**
Portfolio turnover rate	52.41	%***	14.33	%***
Net assets, end of period (000's)	$24,865		$93,317

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.48		$10.00
Investment activities
Net investment income (loss)(A)	0.08		0.05
Net realized and unrealized gain
(loss) on investments	0.67		0.43
Total from investment activities	0.75		0.48
Distributions
Net investment income	(0.05)		—
Net realized gain	(0.02)		—
Total distributions	(0.07)		—
Net asset value, end of period	$11.16		$10.48
Total Return	7.18	%***	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.65	%**	0.81	%**
Expenses net of voluntary fee waiver	0.56	%**	0.65	%**
Net investment income (loss)(C)	1.54	%**	1.48	%**
Portfolio turnover rate	51.84	%***	10.24	%***
Net assets, end of period (000's)	$45,291		$12,459

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares
	For the
	six months ended		For the period
	March 31, 2017		May 26, 2016* to
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$10.48		$10.00
Investment activities
Net investment income (loss)(A)	0.06		0.04
Net realized and unrealized gain
(loss) on investments	0.67		0.44
Total from investment activities	0.73		0.48
Distributions
Net investment income	(0.01)		—
Net realized gain	(0.02)		—
Total distributions	(0.03)		—
Net asset value, end of period	$11.18		$10.48
Total Return	7.01	%***	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.03	%**	1.06	%**
Expenses net of voluntary fee waiver	0.94	%**	0.90	%**
Net investment income (loss)(C)	1.14	%**	1.23	%**
Portfolio turnover rate	51.84	%***	10.24	%***
Net assets, end of period (000's)	$7,984		$25,427

__________________
(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited)

Note 1 – Organization and Significant Accounting Policies

The E-Valuator Very Conservative RMS Fund (“Very Conservative”), The E-Valuator Conservative RMS Fund (“Conservative”), The E-Valuator Tactically Managed RMS Fund (“Tactically Managed”), The E-Valuator Moderate RMS Fund (“Moderate”), The E-Valuator Growth RMS Fund (“Growth”), and The E-Valuator Aggressive Growth RMS Fund (“Aggressive Growth”) (the "Funds") are diversified series of the World Funds Trust (the "Trust"). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016.
The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective,
stability of principal
Conservative	to provide current income and, as a secondary
objective, growth through a small degree of
exposure to equity markets
Tactically Managed	to achieve growth of principal and, as a secondary
objective, to protect principal
Moderate	to provide both principal growth and income
Growth	to provide long term principal growth and, as a
secondary objective, to provide current income
Aggressive Growth	to provide maximum long term total return
through principal appreciation with a secondary
objective of current income

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$4,963,902	$—	$—	$4,963,902
Mutual Funds	8,789,729	—	—	8,789,729
Money Market Funds	923,778	—	—	923,778

	$14,677,409	$—	$—	$14,677,409
Conservative Fund
Exchange Traded Funds	$16,133,885	$—	$—	$16,133,885
Mutual Funds	32,335,309	—	—	32,335,309
Money Market Funds	3,393,658	—	—	3,393,658

	$51,862,852	$—	$—	$51,862,852
Tactically Managed Fund
Mutual Funds	$14,225,571	$—	$—	$14,225,571
Money Market Funds	651,928	—	—	651,928

	$14,877,499	$—	$—	$14,877,499
Moderate Fund
Exchange Traded Funds	$36,084,828	$—	$—	$36,084,828
Mutual Funds	99,208,313	—	—	99,208,313
Money Market Funds	8,404,123	—	—	8,404,123

	$143,697,264	$—	$—	$143,697,264
Growth Fund
Exchange Traded Funds	$66,435,007	$—	$—	$66,435,007
Mutual Funds	121,543,365	—	—	121,543,365
Money Market Funds	7,781,791	—	—	7,781,791

	$195,760,163	$—	$—	$195,760,163
Aggressive Growth Fund
Exchange Traded Funds	$20,617,328	$—	$—	$20,617,328
Mutual Funds	28,800,048	—	—	28,800,048
Money Market Funds	3,806,041	—	—	3,806,041

	$53,223,417	$—	$—	$53,223,417

49

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)
Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.
There were no transfers into or out of any levels during the six months ended March 31, 2017. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended March 31, 2017.

Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities.

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)
any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of March 31, 2017, there were no such reclassifications for the Funds.

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund can offer two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. The Adviser has voluntarily agreed to reduce its advisory fee with respect to each Fund from 0.45 %to 0.36%. This voluntary arrangement may

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)
be discontinued at any time by the Adviser. As of March 31, 2017, there were no recoverable fees.
For the six months ended March 31, 2017, the Adviser received, and voluntarily waived expenses as follows:

		Management	Net
	Management	Fee Voluntarily	Management
Fund	Fee Earned	Waived	Fee Earned
Very Conservative	$37,451	$(7,490)	$29,961
Conservative	113,732	(22,746)	90,986
Tactically Managed	31,993	(6,399)	25,594
Moderate	296,561	(59,312)	237,249
Growth	416,866	(83,373)	333,493
Aggressive Growth	100,806	(20,161)	80,645
	$997,409	$(199,481)	$797,928

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2018. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter and securities dealers for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ R4 Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the R4 Class Shares is a service fee.

Each of the Funds has adopted a shareholder service plan with respect to its R4 and Service Class Shares (previously Investor and Institutional Class Shares,

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

respectively). Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
For the six months ended March 31, 2017, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$ 5,562
Very Conservative	Service	Shareholder servicing	2,914
Very Conservative	R4	Shareholder servicing	3,337
Conservative	R4	12b-1	20,560
Conservative	Service	Shareholder servicing	3,969
Conservative	R4	Shareholder servicing	12,336
Tactically Managed	R4	12b-1	4,132
Tactically Managed	Service	Shareholder servicing	947
Tactically Managed	R4	Shareholder servicing	2,594
Moderate	R4	12b-1	53,161
Moderate	Service	Shareholder servicing	3,195
Moderate	R4	Shareholder servicing	31,897
Growth	R4	12b-1	60,493
Growth	Service	Shareholder servicing	3,340
Growth	R4	Shareholder servicing	36,296
Aggressive Growth	R4	12b-1	14,918
Aggressive Growth	Service	Shareholder servicing	965
Aggressive Growth	R4	Shareholder servicing	9,146

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the six months ended March 31, 2017, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.

Commonwealth Fund Services, Inc. ("CFS"), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2017, the following fees were earned:

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

		Transfer
Fund	Administration	Agent	Accounting
Very Conservative	$3,685	$1,660	$2,940
Conservative	10,243	4,183	9,178
Tactically Managed	2,895	1,364	2,549
Moderate	25,725	10,929	21,949
Growth	36,169	15,213	35,560
Aggressive Growth	8,335	4,206	7,540
	$87,052	$37,555	$79,716

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2017, were as follows:

Fund	Purchases	Sales
Very Conservative	$18,096,828	$17,521,987
Conservative	44,447,281	40,946,896
Tactically Managed	10,301,414	10,033,220
Moderate	97,897,931	87,632,939
Growth	91,960,345	86,711,894
Aggressive Growth	32,575,992	21,636,881

Note 4 – Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions for the period ended September 30, 2016. The tax character of distributions during the six months ended March 31, 2017 was as follows:

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

		Six months ended March 31, 2017 (unaudited)
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$107,734	$398,678	$137,638	$895,044	$924,082	$153,418
Realized gains	12,413	76,549	40,530	228,790	377,065	87,649
	$120,147	$475,227	$178,168	$1,123,834	$1,301,147	$241,067

As of March 31, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

		Six months ended March 31, 2017 (unaudited)
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated net
investment income	$84,097	$387,223	$243,662	$1,274,173	$1,613,289	$321,192
Accumulated net
realized gain (loss)	29,671	380,296	264,667	2,814,471	4,035,888	957,955
Net unrealized
appreciation (depreciation)
on investments	132,649	971,296	95,113	5,338,631	12,074,330	3,310,020
	$246,417	$1,738,815	$603,442	$9,427,275	$17,723,507	$4,589,167

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Very Conservative	$14,544,760	$159,398	$(26,749)	$132,649
Conservative	50,891,556	1,077,794	(106,498)	971,296
Tactically Managed	14,782,386	129,468	(34,355)	95,113
Moderate	138,358,633	5,628,732	(290,101)	5,338,631
Growth	183,685,833	12,447,033	(372,703)	12,074,330
Aggressive Growth	49,913,397	3,427,115	(117,095)	3,310,020

Note 5 – Transactions in Shares of Beneficial Interest
Shares of beneficial interest transactions for the Funds were:

	Very Conservative Fund
	Six months ended March 31, 2017 (unaudited)
	Service Class	Class R4
Shares sold	694,712	312,433
Shares reinvested	9,259	2,732
Shares redeemed	(374,838)	(772,487)
Net increase (decrease)	329,133	(457,322)

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

	Very Conservative Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	874,694	985,966
Shares redeemed	(4,188)	(287,535)
Net increase (decrease)	870,506	698,431
	Conservative Fund
	Six months ended March 31, 2017 (unaudited)
	Service Class	Class R4
Shares sold	2,379,899	616,700
Shares reinvested	34,399	12,594
Shares redeemed	(605,282)	(2,227,046)
Net increase (decrease)	1,809,016	(1,597,752)
	Conservative Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	2,301,502	4,623,590
Shares redeemed	(10,767)	(2,117,365)
Net increase (decrease)	2,290,735	2,506,225
	Tactically Managed Fund
	Six months ended March 31, 2017 (unaudited)
	Service Class	Class R4
Shares sold	777,633	123,527
Shares reinvested	15,881	1,717
Shares redeemed	(105,031)	(744,577)
Net increase (decrease)	688,483	(619,333)
	Tactically Managed Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	561,592	1,286,528
Shares redeemed	(836)	(488,339)
Net increase (decrease)	560,756	798,189
	Moderate Fund
	Six months ended March 31, 2017 (unaudited)
	Service Class	Class R4
Shares sold	6,450,553	872,542
Shares reinvested	78,623	29,618
Shares redeemed	(998,265)	(5,114,552)
Net increase (decrease)	5,530,911	(4,212,392)

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

	Moderate Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	5,476,694	11,905,292
Shares redeemed	(46,262)	(5,299,507)
Net increase (decrease)	5,430,432	6,605,785
	Growth Fund
	Six months ended March 31, 2017 (unaudited)
	Service Class	Class R4
Shares sold	8,435,303	899,139
Shares reinvested	101,052	22,004
Shares redeemed	(1,122,434)	(7,618,559)
Net increase (decrease)	7,413,921	(6,697,416)
	Growth Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	8,207,401	17,435,605
Shares redeemed	(97,730)	(8,484,575)
Net increase (decrease)	8,109,671	8,951,030
	Aggressive Growth Fund
	Six months ended March 31, 2017 (unaudited)
	Service Class	Class R4
Shares sold	2,968,078	372,700
Shares reinvested	19,468	2,990
Shares redeemed	(117,632)	(2,088,900)
Net increase (decrease)	2,869,914	(1,713,210)
	Aggressive Growth Fund
	Period from May 26, 2016 to September 30, 2016
	Service Class	Class R4
Shares sold	1,229,310	3,629,170
Shares redeemed	(40,311)	(1,201,749)
Net increase (decrease)	1,188,999	2,427,421

Note 6 – New Accounting Pronouncement

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2017 (unaudited) — (Continued)

of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.
Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information World Funds Trust (The “Trust”)
March 31, 2017 (unaudited)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the E-Valuator Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2016 and held for the six months ended March 31, 2017.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Annualized Expense Ratio	Expenses Paid During Period* (3/31/17)
Very Conservative
Service Class Actual	$1,000.00	$1,013.60	0.75%	$ 3.77
Service Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$ 3.78
R4 Class Actual	$1,000.00	$1,013.60	1.10%	$ 5.52
R4 Class Hypothetical**	$1,000.00	$1,019.50	1.10%	$ 5.54
Conservative
Service Class Actual	$1,000.00	$1,022.00	0.64%	$ 3.23
Service Class Hypothetical**	$1,000.00	$1,021.80	0.64%	$ 3.23
R4 Class Actual	$1,000.00	$1,021.40	1.02%	$ 5.14
R4 Class Hypothetical**	$1,000.00	$1,019.90	1.02%	$ 5.14
Tactically Managed
Service Class Actual	$1,000.00	$1,029.10	0.72%	$ 3.64
Service Class Hypothetical**	$1,000.00	$1,021.40	0.72%	$ 3.63
R4 Class Actual	$1,000.00	$1,029.20	1.11%	$ 5.62
R4 Class Hypothetical**	$1,000.00	$1,019.45	1.11%	$ 5.59
Moderate
Service Class Actual	$1,000.00	$1,048.50	0.57%	$ 2.91
Service Class Hypothetical**	$1,000.00	$1,022.15	0.57%	$ 2.87
R4 Class Actual	$1,000.00	$1,047.80	0.97%	$ 4.95
R4 Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$ 4.89
Growth
Service Class Actual	$1,000.00	$1,063.90	0.59%	$ 3.04
Service Class Hypothetical**	$1,000.00	$1,022.05	0.59%	$ 2.97
R4 Class Actual	$1,000.00	$1,062.50	0.98%	$ 5.04
R4 Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$ 4.94
Aggressive Growth
Service Class Actual	$1,000.00	$1,071.80	0.56%	$ 2.89
Service Class Hypothetical**	$1,000.00	$1,022.20	0.56%	$ 2.82
R4 Class Actual	$1,000.00	$1,070.10	0.94%	$ 4.85
R4 Class Hypothetical**	$1,000.00	$1,020.30	0.94%	$ 4.73

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

Investment Advisor:
Systelligence, LLC
7760 France Avenue South, Suite 810
Bloomington, Minnesota 55435
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.    CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2017

* Print the name and title of each signing officer under his or her signature.